COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
16	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2016 were as follows. The Company’s leases do not contain any contingent rent payment terms.

RMB
Year ending December 31,
2017	116,805
2018	100,736
2019	70,660
2020	47,230
2021	32,542
2022 and thereafter	53,924

Total	421,897

Gross rent expenses incurred under operating leases were RMB77,493, RMB108,992 and RMB136,076 for the years ended December 31, 2014, 2015 and 2016, respectively. Sublease rental income of RMB1,416, RMB382 and RMB 460 for the years ended December 31, 2014, 2015 and 2016, respectively, were recognized as reductions of gross rental expenses.